MERRILL LYNCH
READY ASSETS
TRUST





FUND LOGO






Annual Report

December 31, 1998



Officers and Trustees
Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Terry K. Glenn, Executive Vice President
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper




Merrill Lynch Ready Assets Trust
December 31, 1998




DEAR SHAREHOLDER

For the year ended December 31, 1998, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.11%*. For the six-month period ended December 31, 1998, the Trust's net annualized yield was 4.95%*. The Trust's 7-day yield as of December 31, 1998 was 4.64%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 1998 was 65 days, compared to 76 days at June 30, 1998.

The Environment
During 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Investor optimism early in the year gave way to expectations of deteriorating corporate profits and signs of a weakening economy by late summer. Further concerns arose from the precarious state of the Russian and other emerging market economies. As a result, world stock markets declined in the July--September period. At the same time, the uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin.

The US Federal Reserve Board and other central banks responded to the uncertain economic outlook through a series of monetary policy easings that served to restore investor confidence as 1998 drew toward a close. Stock markets around the world rallied, with total returns for the unmanaged Standard & Poor's 500 Index rising 21.3% and the unmanaged Morgan Stanley Capital International World Index (Ex-US) increasing 20.5% for the fourth quarter of 1998. However, as 1999 began, uncertainty regarding global economic prospects again began to cloud the investment outlook. At the same time, with stronger-than-expected economic results, prospects dimmed for further Federal Reserve Board monetary policy easings in the near future. The notable exception to the more subdued investment outlook in the United States was the unprecedented popularity of Internet-related stocks.

The weakening of the US dollar relative to the Japanese yen was one of the year's more surprising developments. Since a stronger yen would have a negative impact on the important export sector of Japan's fragile economy, the Japanese central bank intervened in the currency markets in January. For the overall global economy, the deepening recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Further progress in easing strains within the global financial system would likely provide an important element of stability to the volatile investment environment.

Throughout the six-month period ended December 31, 1998, we maintained a constructive investment strategy. With credit spreads relatively wide in the short-term end of the yield curve, we chose to invest in asset-backed commercial paper. In the longer sector of the yield curve, we focused the Trust's investments in US Treasury securities, particularly in the 18-month--two-year sector.

The Trust's composition at the end of the December period and as of our last report is detailed below:


                                         12/31/98       6/30/98

Bank Notes                                  6.1%           9.6%
Certificates of Deposit                     0.7            1.3
Certificates of Deposit--European           1.0            0.8
Certificates of Deposit--Yankee*            9.0           15.5
Commercial Paper                           38.7           40.3
Corporate Notes                             9.9            9.8
Funding Agreements                          1.3            1.1
Master Notes                                4.2            4.2
Repurchase Agreements                       5.9             --
Time Deposits                                --            0.4
US Government, Agency & Instrumentality
  Obligations--Discount                     6.0            3.5
US Government, Agency & Instrumentality
  Obligations--Non-Discount                17.5           14.2
Liabilities in Excess of Other Assets      (0.3)          (0.7)
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======

[FN]
*US branches of foreign banks.


In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



February 8, 1999


[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Merrill Lynch Ready Assets Trust
December 31, 1998



SCHEDULE OF INVESTMENTS                          (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Bank Notes--6.1%

American Express      $ 20,000    5.503%++   2/12/99   $ 20,000
Centurion Bank          20,000    5.51++     3/19/99     20,000

Comerica Bank           40,000    5.53++     2/02/99     39,999

FCC National Bank       20,000    5.65       3/03/99     20,013

First National          10,000    5.52       2/16/99      9,998
Bank of Chicago         10,000    4.80++     2/23/99      9,998
                        10,000    5.63       3/16/99     10,008

First Tennessee         20,000    5.256++    2/08/99     19,996
Bank N.A.               10,000    5.82       4/30/99     10,020
                        15,000    5.098++    6/09/99     14,992

First Union National    25,000    4.71++     8/30/99     25,000
Bank                    35,000    4.99++     9/01/99     35,000
                        29,000    5.422++   11/16/99     28,983

Huntington National      9,000    5.45++     1/20/99      9,000
Bank                    20,000    5.459++    1/22/99     19,999
                        10,000    5.60       1/29/99     10,000

LaSalle National        25,000    5.56       2/10/99     24,999
Bank

NationsBank N.A.        40,000    4.83++     8/24/99     39,990

PNC Bank N.A.           15,000    4.82++     1/29/99     14,999
                        30,000    5.234++   11/03/99     29,981

SouthTrust Bank N.A.    25,000    4.80++     6/01/99     24,993

Total Bank Notes
(Cost--$437,959)                                        437,968


Certificates of Deposit--0.7%

National City Bank,     25,000    5.481++    2/05/99     24,999
Indiana

NationsBank N.A.        25,000    5.55       2/09/99     24,999

Total Certificates of Deposit
(Cost--$49,997)                                          49,998


Certificates of Deposit--European--1.0%

Abbey National          37,000    5.249++   10/29/99     36,963
Treasury Services Plc   37,000    5.576++   11/01/99     37,000

Total Certificates of Deposit--European
(Cost--$74,000 )                                         73,963


Certificates of Deposit--Yankee--9.0%

ABN-AMRO Bank           10,000    5.69       3/05/99     10,008
N.V., NY

Bank of Montreal,       10,000    5.69       6/15/99     10,025
Chicago                 10,000    4.82++     7/15/99      9,997
                        25,000    4.93++     7/22/99     24,992

Bank of Scotland        20,000    5.75       5/07/99     20,040
Treasury Services
Plc, NY


SCHEDULE OF INVESTMENTS                          (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Certificates of Deposit--Yankee (concluded)

Barclays Bank       $   10,000    5.56  %    2/25/99   $  9,999
Plc, NY                 15,000    5.645      3/02/99     15,011
                        25,000    4.78++     6/01/99     24,991
                        20,000    5.483++    6/04/99     19,993

Bayerische              30,000    5.665      3/29/99     30,034
Hypotheken-und
Wechsel Bank, NY

Bayerische              20,000    5.72       5/06/99     20,038
Landesbank              35,000    5.493++    6/30/99     34,987
Girozentrale, NY

Canadian Imperial       30,000    5.55       2/10/99     29,999
Bank of Commerce,       15,000    5.71       6/21/99     15,040
NY

Credit Suisse           33,000    4.71++     5/12/99     33,000
First Boston, NY

Deutsche Bank           10,000    5.62       2/26/99      9,999
AG, NY                  20,000    5.695      3/30/99     20,024
                        15,000    5.72       4/16/99     15,023
                        20,000    5.71       4/23/99     20,033
                        25,000    5.70       6/07/99     25,060

National Bank           20,000    5.22       3/03/99     20,008
of Canada, NY

Norddeutsche            40,000    5.52++     2/02/99     39,998
Landesbank
Girozentrale, NY

Rabobank Nederland,     20,000    5.71       5/05/99     20,037
N.V., NY                20,000    5.71       5/21/99     20,042

Royal Bank of           25,000    5.68       3/29/99     25,029
Canada, NY

Swiss Bank Corp.,       25,000    5.74       6/09/99     25,065
NY                      15,000    5.74       6/11/99     15,040

Toronto-Dominion        25,000    5.70       6/15/99     25,063
Bank, NY                35,000    5.413++    8/13/99     34,984

Westdeutsche            20,000    5.35       3/18/99     20,013
Landesbank AG,
NY

Total Certificates of Deposit--Yankee
(Cost--$642,889)                                        643,572


Commercial Paper--38.7%

AESOP Funding Corp.     25,000    5.32       2/12/99     24,841

ANZ (Delaware) Inc.    100,000    6.25       1/04/99     99,931

Alpine Securitization   20,000    5.20       1/07/99     19,979
Corp.                   30,000    5.20       3/02/99     29,749

Amsterdam Funding       35,400    6.15       1/04/99     35,376
Corp.                   20,000    5.25       1/06/99     19,982
                        15,000    5.30       1/26/99     14,940
                         6,000    5.55       1/28/99      5,974
                        23,444    5.30       2/01/99     23,333



SCHEDULE OF INVESTMENTS (continued)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Commercial Paper (continued)

Apreco Inc.           $ 22,467    5.29%      2/16/99   $ 22,310
                        15,000    5.33       2/18/99     14,891
                        15,000    5.13       3/15/99     14,848

Asset Securitization    15,000    5.06       2/11/99     14,906
Cooperative Corp.       15,000    5.15       3/11/99     14,856
                        25,000    5.20       3/12/99     24,756

Atlantis One Funding    10,000    5.37       2/04/99      9,948
Corp.                   10,000    5.37       2/05/99      9,947
                        15,000    5.43       2/09/99     14,911
                        35,000    5.43       2/11/99     34,782
                        10,000    5.45       2/11/99      9,938
                        20,000    5.43       2/19/99     19,851
                        15,000    5.35       3/15/99     14,848

Banco de Galicia y      10,000    5.38       3/01/99      9,910
Buenos Aires S.A.

Bankers Trust Corp.     15,000    5.50       2/03/99     14,916

China Merchants         20,000    5.17       3/11/99     19,808
(Cayman 2) Inc.

Clipper Receivables     30,000    5.27       2/12/99     29,808
Corp.

Concord Minutemen       12,000    5.28       1/08/99     11,985
Capital Co. LLC         20,161    5.37       1/11/99     20,128
                        20,000    5.20       1/15/99     19,954
                        14,000    5.27       1/15/99     13,968
                        24,839    5.45       1/19/99     24,768
                        14,000    5.27       1/21/99     13,955
                        20,000    5.26       1/22/99     19,932

ContiFinancial Corp.    20,700    5.17       2/25/99     20,528

Corporate Asset         20,000    5.10       2/02/99     19,902
Funding Co. Inc.        15,000    5.06       2/04/99     14,922
                        20,000    5.20       2/17/99     19,857
                        15,000    5.24       2/23/99     14,880
                        15,000    5.10       3/04/99     14,870
                        20,000    5.17       3/09/99     19,813

Countrywide Home        13,000    6.45       1/04/99     12,991
Loans, Inc.             12,000    5.28       2/12/99     11,923

Edison Asset            13,544    5.28       2/11/99     13,459
Securitization, LLC     11,183    5.49       2/12/99     11,112
                        22,502    5.20       2/26/99     22,311

Eureka Securitization   17,000    5.85       1/04/99     16,989
Inc.                    30,000    5.15       1/25/99     29,884
                         8,000    5.42       2/03/99      7,960
                        20,000    5.45       2/04/99     19,894
                        25,000    5.15       3/04/99     24,784

Falcon Asset            25,000    5.37       1/22/99     24,918
Securitization Corp.     7,075    5.15       3/03/99      7,015

Finova Capital Corp.    10,000    6.10       1/04/99      9,993
                        17,000    5.51       2/04/99     16,912
                        10,000    5.36       2/19/99      9,926



SCHEDULE OF INVESTMENTS (continued)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Commercial Paper (continued)

Ford Credit           $ 10,000    5.01%      4/06/99   $  9,867
Europe Plc              20,000    5.06       4/06/99     19,735

General Electric        20,000    5.47       3/09/99     19,813
Capital Corp.           25,000    5.47       3/25/99     24,712

Greenwich Funding       30,620    5.25       2/16/99     30,406
Corporation             30,000    5.20       3/02/99     29,749

Greyhawk Capital        20,000    5.45       1/13/99     19,961
Corp.                   15,000    5.45       1/14/99     14,968
                        17,000    5.43       2/12/99     16,891
                        15,000    5.35       2/19/99     14,889
                        13,000    5.15       3/08/99     12,880

International           20,000    5.47       2/02/99     19,902
Securitization          25,000    5.45       2/11/99     24,844
Corporation             40,000    5.30       2/17/99     39,715
                         9,325    5.32       2/17/99      9,258
                        15,000    5.13       3/17/99     14,844

Knight-Ridder, Inc.     25,000    5.10       4/20/99     24,620
Lehman Brothers         30,000    5.51       2/18/99     29,751
Holdings, Inc.          30,000    5.50       2/23/99     29,725
                        50,000    5.42       2/25/99     49,525
                        25,000    5.50       2/25/99     24,762

Lexington Parker        15,000    5.40       1/15/99     14,966
Capital Co. LLC         20,000    5.25       1/26/99     19,920
                        30,000    5.45       2/03/99     29,847
                        20,000    5.20       3/03/99     19,830
                        50,000    5.22       3/05/99     49,561

Mont Blanc Capital      25,000    5.17       1/14/99     24,947
Corp.                   15,000    5.45       1/14/99     14,968
                        25,000    5.29       2/16/99     24,825
                        30,000    5.29       2/17/99     29,786
                        10,000    5.30       2/18/99      9,927
                        30,000    5.35       2/23/99     29,759
                        15,000    5.26       2/26/99     14,873
                        15,000    5.35       2/26/99     14,873
                        15,000    5.15       3/01/99     14,870
                        20,000    5.25       3/01/99     19,826
                        27,000    5.25       3/04/99     26,767
                        20,000    5.12       3/16/99     19,794

Monte Rosa Capital      19,000    5.30       1/15/99     18,956
Corp.                   20,000    5.33       1/22/99     19,932
                        65,000    5.30       2/10/99     64,604
                        25,000    5.46       2/16/99     24,825
                        25,000    5.28       2/19/99     24,814
                        14,000    5.23       3/09/99     13,869
                        20,000    5.15       3/12/99     19,805

Morgan Stanley,         10,400    5.52       2/08/99     10,400
Dean Witter & Co.       20,000    5.36       2/23/99     19,840

Old Line Funding        10,000    5.50       1/12/99      9,982
Corp.                    7,004    5.50       1/20/99      6,983
                        11,000    5.55       1/28/99     10,953
                        20,264    5.45       1/29/99     20,175



SCHEDULE OF INVESTMENTS (continued)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Commercial Paper  (concluded)

Park Avenue           $ 20,000    5.34%      1/25/99  $  19,923
Receivables Corp.       25,563    5.36       1/26/99     25,461
                        13,835    5.37       2/05/99     13,761
                        10,000    5.30       2/08/99      9,942
                        15,000    5.48       2/12/99     14,904

Preferred Receivables   15,000    5.20       2/18/99     14,891
Funding Corp.            9,960    5.20       2/25/99      9,877
                        35,000    5.10       3/01/99     34,696
                         6,260    5.15       3/05/99      6,205

Repeat Offering         25,000    5.40       1/08/99     24,969
Securitization Entity   10,000    5.06       1/19/99      9,971
Funding, Inc. (ROSE)

Rio Tinto               20,000    5.06       2/05/99     19,893
America Inc.            11,100    5.07       3/05/99     11,003

Salomon, Smith          25,000    5.47       2/17/99     24,822
Barney Holdings, Inc.   18,000    5.08       3/09/99     17,832

Thames Asset             8,000    5.32       2/01/99      7,962
Global Securitization   20,000    5.30       2/19/99     19,851
                        25,080    5.15       3/08/99     24,849
                        24,580    5.17       3/08/99     24,354
                        25,000    5.20       3/15/99     24,746
                        15,000    5.13       3/16/99     14,846

Variable Funding        15,000    5.17       1/06/99     14,986
Capital Corp.

WCP Funding Inc.        25,000    5.40       2/08/99     24,855

Windmill Funding        15,000    5.30       2/09/99     14,911
Corp.                   25,000    5.22       2/18/99     24,818
                        15,000    5.18       3/02/99     14,874
                        20,000    5.13       3/04/99     19,827
                        29,627    5.15       3/08/99     29,355
                        21,011    5.14       3/16/99     20,795
                        23,806    5.12       3/18/99     23,554
                        30,000    5.12       3/24/99     29,658

Total Commercial Paper
(Cost--$2,776,439 )                                   2,776,557


Corporate Notes--9.9%

Abbey National          20,000    5.50       2/05/99     20,000
Treasury Services       35,000    5.415++    2/17/99     34,997
Plc                     25,000    5.72       6/11/99     25,047
                        25,000    4.79++     7/20/99     24,989
                        30,000    4.63++     8/17/99     29,985

CIT Group Holdings,     18,000    4.82++     3/22/99     17,998
Inc.                    20,000    4.80++     5/24/99     19,995
                        25,000    4.79++     6/28/99     24,990
                        25,000    4.83++     8/30/99     24,994

Chase Manhattan         37,800    5.16++     3/25/99     37,803
Corp.

Credit Suisse First     15,000    4.71++     4/20/99     15,000
Boston Inc.



SCHEDULE OF INVESTMENTS (continued)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

Corporate Notes (concluded)

Ford Credit Auto       $ 9,817    5.67%      6/15/99  $   9,818
Owner Trust 1998-C

General Electric        23,000    4.82++     6/03/99     22,995
Capital Corp.           20,000    5.14++     6/04/99     19,995

General Motors          20,000    4.66++     7/06/99     19,995
Acceptance Corp.        20,000    4.83++     7/06/99     19,995
                        20,000    5.16++     8/26/99     19,960
                        25,000    5.411++   12/01/00     25,000
                        21,000    5.28++     2/27/01     20,994

Goldman Sachs           10,000    5.25++     3/26/99     10,002
Group L.P.              16,000    5.347++    1/12/00     15,984

Household Finance       20,500    5.352++    9/13/99     20,483
Corp.

Liberty Lighthouse      73,000    5.30++    10/08/99     72,836
US Capital Co. LLC

Morgan Stanley,         13,000    5.297++    1/15/99     13,000
Dean Witter & Co.

National Rural          25,000    5.17++     9/21/99     24,988
Utilities Cooperative
Finance Corp.

PepsiCo, Inc.           25,000    5.209++    8/19/99     24,945
Premier Auto Trust         984    5.62       2/08/99        984
1998-3+++

Restructured Asset      32,000    5.534++    8/13/99     32,000
Securities with Enhan-
ced Returns, Series
1998-MM-7-1 Trust

Restructured Asset      37,100    5.675++    1/21/00     37,100
Securities with Enhan-
ced Returns, Series
1998-MM-12-3 Trust

Xerox Capital           19,500    5.14++     8/20/99     19,465
(Europe) Plc

Total Corporate Notes
(Cost--$706,573 )                                       706,337


Funding Agreements--1.3%

Jackson National Life   80,000    5.566++    5/03/99     80,000
Insurance Co.

John Hancock Mutual     14,000    5.259++    7/30/99     14,000
Life Insurance Co.

Total Funding Agreements
(Cost--$94,000 )                                         94,000

Master Notes--4.2%

Goldman Sachs           75,000    5.546++    1/20/99     75,000
Group, L.P.             75,000    5.564++    1/20/99     75,000
                       150,000    5.564++    2/22/99    150,000

Total Master Notes
(Cost--$300,000 )                                       300,000




SCHEDULE OF INVESTMENTS (concluded)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

US Government, Agency & Instrumentality
Obligations--Discount--6.0%

Federal Farm Credit   $ 15,000    4.65%      5/03/99  $  14,754
Banks                   25,000    4.40       9/17/99     24,149
                         5,000    4.35      10/01/99      4,821

Federal Home Loan       10,000    4.94       2/10/99      9,942
Banks                   10,000    5.25       5/25/99      9,807
                        15,000    4.74       5/26/99     14,708
                        15,000    4.60       9/16/99     14,492

Federal Home Loan       15,000    4.97       2/26/99     14,880
Mortgage Corp.           6,574    4.94       3/12/99      6,511
                         5,000    4.93       3/25/99      4,944

Federal National        11,000    4.77       4/09/99     10,854
Mortgage Association    11,000    5.25       5/24/99     10,789
                        17,000    5.28       5/24/99     16,673
                        15,000    4.72       5/26/99     14,708
                        24,000    5.11       6/04/99     23,511
                        15,000    4.61       6/11/99     14,681
                        15,000    4.63       6/15/99     14,673
                        20,000    4.72       6/15/99     19,564
                        15,000    4.72       6/16/99     14,671
                        15,000    4.57       7/14/99     14,616
                        20,000    4.57       7/15/99     19,485
                        35,000    4.54       9/09/99     33,846
                        80,000    4.47       9/29/99     77,153
                        30,000    4.47      10/01/99     28,927

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$433,435)                  433,159


US Government, Agency & Instrumentality
Obligations--Non-Discount--17.5%

Federal Home Loan       20,000    5.073++    3/26/99     19,998
Banks                  100,000    4.986++    4/01/99     99,988
                        59,000    5.168++    9/02/99     58,980
                        23,000    4.60++    11/09/99     22,988
                        43,000    4.60++    11/12/99     42,978
                        10,000    5.67       1/20/00     10,000

Federal Home Loan       40,000    5.605      3/12/99     40,033
Mortgage Corp.          25,000    5.875      5/19/00     25,050
                        20,000    5.05      11/17/00     19,879
                        15,000    5.18      11/24/00     14,943

Federal National        50,000    5.028++    1/21/99     49,999
Mortgage Association    10,000    5.40       2/02/99     10,000
                        10,000    5.38       2/12/99     10,000
                        75,000    5.028++    3/03/99     74,995



SCHEDULE OF INVESTMENTS (concluded)              (in Thousands)

                        Face     Interest   Maturity     Value
Issue                  Amount     Rate*       Date     (Note 1a)

US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal National      $ 25,000    5.108%++   4/09/99 $   24,997
Mortgage Association    40,000    4.98       5/12/99     40,000
(concluded)             40,000    4.696++    7/14/99     39,964
                        25,000    5.038++    7/15/99     24,993
                        75,000    5.043++    7/30/99     74,964
                        50,000    5.103++    8/19/99     49,977
                        25,000    6.00       9/02/99     25,155
                        50,000    5.08       9/24/99     50,020
                        20,000    5.60       1/12/00     20,116
                        10,000    5.07      12/14/00      9,957

Student Loan            15,000    5.40       2/10/99     15,001
Marketing Association   15,000    4.50       8/02/99     14,977
                        55,000    5.038++    1/12/00     54,990
                        50,000    5.063++    2/02/00     49,987
                        42,000    5.083++    2/04/00     41,989

US Treasury Notes       25,000    7.00       4/15/99     25,156
                        15,000    6.375      7/15/99     15,141
                        35,000    6.875      8/31/99     35,496
                        50,000    5.875     11/15/99     50,500
                        20,000    7.75      11/30/99     20,544
                        40,000    5.375      1/31/00     40,303
                        20,000    4.50       9/30/00     19,963
                        10,000    4.625     11/30/00     10,009

Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$1,254,050)                                    1,254,030


   Face
  Amount                      Issue

Repurchase Agreements**--5.9%

$150,000   Aubrey G. Lanston & Co., Inc., purchased
           on 12/31/1998 to yield 5% to 1/04/1999       150,000

 150,000   Deutsche Bank Securities Inc., purchased
           on 12/31/1998 to yield 5% to 1/04/1999       150,000

  22,811   Lehman Brothers Inc., purchased on
           12/31/1998 to yield 4.85% to 1/04/1999        22,811

 100,000   Nomura Securities International, Inc.,
           purchased on 12/31/1998 to yield 5.10%
           to 1/04/1999                                 100,000

Total Repurchase Agreements
(Cost--$422,811)                                        422,811

Total Investments (Cost--$7,192,153)--100.3%          7,192,395

Liabilities in Excess of Other Assets--(0.3%)           (18,682)
                                                     ----------
Net Assets--100.0%                                   $7,173,713
                                                     ==========

[FN]
  *Commercial Paper and certain US Government, Agency &
   Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at December 31, 1998.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
 ++Variable Rate Notes.
+++Subject to principal paydowns.

   See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
December 31, 1998



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of December 31, 1998
Assets:             Investments, at value (identified cost--$7,192,153,369*)
                    (Note 1a)                                                                            $ 7,192,395,052
                    Receivables:
                      Interest                                                         $    45,464,913
                      Beneficial interest sold                                               1,622,651        47,087,564
                                                                                       ---------------
                    Prepaid registration fees and other assets (Note 1e)                                         206,648
                                                                                                         ---------------
                    Total assets                                                                           7,239,689,264
                                                                                                         ---------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                          58,783,545
                      Investment adviser (Note 2)                                            2,226,027
                      Distributor (Note 2)                                                   2,168,961
                      Dividends to shareholders (Note 1f)                                        1,196        63,179,729
                                                                                       ---------------
                    Accrued expenses and other liabilities                                                     2,796,525
                                                                                                         ---------------
                    Total liabilities                                                                         65,976,254
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 7,173,713,010
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                          $   717,347,133
                    Paid-in capital in excess of par                                                       6,456,124,194
                    Unrealized appreciation on investments--net                                                  241,683
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on
                    7,173,471,327 shares of beneficial interest outstanding                              $ 7,173,713,010
                                                                                                         ===============


                   *Cost for Federal income tax purposes. As of December 31, 1998, net unrealized appreciation for Federal income tax purposes amounted to
                    $241,683, of which $1,771,950 related to appreciated securities and
                    $1,530,267 related to depreciated securities.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1998


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                      For the Year Ended
                                                                                                       December 31, 1998
Investment Income   Interest and amortization of premium and discount earned                             $   406,559,223
(Note 1d):

Expenses:           Investment advisory fees (Note 2)                                  $    25,784,290
                    Transfer agent fees (Note 2)                                            10,787,605
                    Distribution fees (Note 2)                                               8,410,874
                    Printing and shareholder reports                                           424,723
                    Accounting services (Note 2)                                               390,549
                    Registration fees (Note 1e)                                                305,572
                    Custodian fees                                                             222,856
                    Trustees' fees and expenses                                                163,357
                    Professional fees                                                          114,389
                    Interest expense                                                             8,875
                    Other                                                                       64,087
                                                                                       ---------------
                    Total expenses                                                                            46,677,177
                                                                                                         ---------------
                    Investment income--net                                                                   359,882,046
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                          1,128,586
Unrealized          Change in unrealized appreciation/depreciation on investments--net                           370,665
Gain on                                                                                                  ---------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                 $   361,381,297
(Note 1d):                                                                                               ===============

                    See Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                                For the Year
                                                                                              Ended December 31,
Increase (Decrease) in Net Assets:                                                           1998              1997
Operations:         Investment income--net                                             $   359,882,046   $   365,158,348
                    Realized gain on investments--net                                        1,128,586           175,283
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                           370,665           329,079
                                                                                       ---------------   ---------------
                    Net increase in net assets resulting from operations                   361,381,297       365,662,710
                                                                                       ---------------   ---------------

Dividends &         Investment income--net                                                (359,882,046)     (365,158,348)
Distributions to    Realized gain on investments--net                                       (1,128,586)         (175,283)
Shareholders                                                                           ---------------   ---------------
(Note 1f):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                         (361,010,632)     (365,333,631)
                                                                                       ---------------   ---------------

Beneficial          Net proceeds from sale of shares                                    13,077,395,532    13,708,317,153
Interest            Net asset value of shares issued to shareholders in
Transactions        reinvestment of dividends and distributions (Note 1f)                  359,587,623       363,840,858
(Note 3):                                                                              ---------------   ---------------
                                                                                        13,436,983,155    14,072,158,011
                    Cost of shares redeemed                                            (13,210,307,466)  (14,222,080,551)
                                                                                       ---------------   ---------------
                    Net increase (decrease) in net assets derived from
                    beneficial interest transactions                                       226,675,689      (149,922,540)
                                                                                       ---------------   ---------------

Net Assets:         Total increase (decrease) in net assets                                227,046,354      (149,593,461)
                    Beginning of year                                                    6,946,666,656     7,096,260,117
                                                                                       ---------------   ---------------
                    End of year                                                        $ 7,173,713,010   $ 6,946,666,656
                                                                                       ===============   ===============

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1998



FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                          1998       1997        1996        1995         1994
Per Share           Net asset value, beginning of year       $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                        .0497       .0503       .0491       .0538        .0366
                    Realized and unrealized gain (loss) on
                    investments--net                              .0003       .0001      (.0003)      .0016       (.0012)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0500       .0504       .0488       .0554        .0354
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0497)     (.0503)     (.0491)     (.0538)      (.0366)
                      Realized gain on investments--net          (.0002)         --++    (.0001)     (.0001)          --++
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0499)     (.0503)     (.0492)     (.0539)      (.0366)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of year             $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       5.11%       5.16%       5.05%       5.53%        3.73%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .65%        .65%        .64%        .67%         .65%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income and realized gain
                    on investments--net                           5.01%       5.03%       4.88%       5.40%        3.67%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year (in
Data:               thousands)                               $7,173,713  $6,946,667  $7,096,260  $7,079,355   $6,240,997
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
December 31, 1998


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:               Rate

Not exceeding $500 million                                  0.500%
In excess of $500 million but not exceeding $1 billion      0.400
In excess of $1 billion but not exceeding $5 billion        0.350
In excess of $5 billion but not exceeding $10 billion       0.325
In excess of $10 billion but not exceeding $15 billion      0.300
In excess of $15 billion but not exceeding $20 billion      0.275
In excess of $20 billion                                    0.250


Merrill Lynch Ready Assets Trust
December 31, 1998



NOTES TO FINANCIAL STATEMENTS (concluded)

The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, FDS, PSI, PFD, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the years ended December 31, 1998 and December 31, 1997 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


Merrill Lynch Ready Assets Trust
December 31, 1998


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 1998, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 10, 1999
</AUDIT-REPORT>